OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2021	2020

Other non-current assets
Customer acquisition costs (see Note 3)	149	128
Tax advances (non-income tax)	33	33
Other non-financial assets	34	18
Total other non-current assets	216	179

Other current assets
Advances to suppliers	102	91
Input value added tax	160	159
Prepaid taxes	24	43
Other assets	58	42
Total other current assets	344	335

Other liabilities consisted of the following items as of December 31:

	2021	2020

Other non-current liabilities
Long-term deferred revenue (see Note 3)	20	17
Other liabilities	16	11
Total other non-current liabilities	36	28

Other current liabilities
Taxes payable (non-income tax)	318	372
Short-term deferred revenue (see Note 3)	154	158
Customer advances (see Note 3)	58	58
Other payments to authorities	52	95
Due to employees	153	168
Other liabilities	38	32
Total other current liabilities	773	883